Equity - Schedule of Consolidated Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Income	$ 276,237	$ (826,155)	$ 124,522
Financial instruments at fair value through other comprehensive income	(166,448)	(8,235)	21,703
Cash flow hedge	46,270	(5,682)	(6,792)
Changes in the fair value of equity investments at fair value through other comprehensive income	(484)	356	814
Net investment in foreign operations hedges	18,417	(21,795)	14,373
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(74,834)	(27,903)	48,189
Comprehensive income (loss) for the year	201,403	(854,058)	172,711
Total Attributable to Equity Holders of the Bank [Member]
Disclosure of subsidiaries [line items]
Income	273,410	(808,784)	113,684
Financial instruments at fair value through other comprehensive income	(163,038)	(4,330)
Available for sale investments			21,025
Hedge of net investment in foreign operations	(28,239)	80,722	(46,786)
Cash flow hedge	49,321	(7,799)	(6,381)
Exchange differences	51,032	(64,169)	56,487
Changes in the fair value of equity investments at fair value through other comprehensive income	(420)	310	540
Defined benefits obligations	2,969	(1,632)	(3,248)
Subtotals	(88,375)	3,102	21,637
Financial instruments at fair value through other comprehensive income	9,455	(55)
Available for sale investments			(5,801)
Net investment in foreign operations hedges		(21,795)	14,373
Hedge of net investment in foreign operations	17,331
Cash flow hedge	(18,804)	(1,602)	(185)
Defined benefits obligations	(238)	434	1,109
Subtotals	7,744	(23,018)	9,496
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(80,631)	(19,916)	31,133
Comprehensive income (loss) for the year	192,779	(828,700)	144,817
Non controlling Interest [Member]
Disclosure of subsidiaries [line items]
Income	2,827	(17,371)	10,838
Financial instruments at fair value through other comprehensive income	(3,410)	(3,859)
Available for sale investments			678
Hedge of net investment in foreign operations	1,817
Cash flow hedge	(3,051)	2,117	(411)
Exchange differences	8,189	(7,602)	17,368
Changes in the fair value of equity investments at fair value through other comprehensive income	(64)	46	274
Defined benefits obligations	440	1,629	(1,184)
Subtotals	3,921	(7,715)	16,725
Financial instruments at fair value through other comprehensive income	1,114	1,613
Available for sale investments			(125)
Hedge of net investment in foreign operations	1,086
Cash flow hedge	(288)	(1,432)	23
Defined benefits obligations	(36)	(453)	433
Subtotals	1,876	(272)	331
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	5,797	(7,987)	17,056
Comprehensive income (loss) for the year	8,624	(25,358)	27,894
Consolidated Statement Of Comprehensive Income [member]
Disclosure of subsidiaries [line items]
Income	276,237	(826,155)	124,522
Financial instruments at fair value through other comprehensive income	(166,448)	(8,235)
Available for sale investments			21,703
Hedge of net investment in foreign operations	(26,422)	80,722	(46,786)
Cash flow hedge	46,270	(5,682)	(6,792)
Exchange differences	59,221	(71,771)	73,855
Changes in the fair value of equity investments at fair value through other comprehensive income	(484)	356	814
Defined benefits obligations	3,409	(3)	(4,432)
Subtotals	(84,454)	(4,613)	38,362
Financial instruments at fair value through other comprehensive income	10,569	1,558
Available for sale investments			(5,926)
Net investment in foreign operations hedges		(21,795)	14,373
Hedge of net investment in foreign operations	18,417
Cash flow hedge	(19,092)	(3,034)	(162)
Defined benefits obligations	(274)	(19)	1,542
Subtotals	9,620	(23,290)	9,827
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(74,834)	(27,903)	48,189
Comprehensive income (loss) for the year	$ 201,403	$ (854,058)	$ 172,711